Insurance and reinsurance contracts - Reinsurance contracts - expected recognition of the CSM (Details) - RI - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ (1,275)	$ (681)	$ (1,533)
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(1,390)	(800)	(1,664)
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(1,345)	(1,330)	(1,224)
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(177)	(122)
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(132)	(111)
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(103)	(100)
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(85)	(89)
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(74)	(80)
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(268)	(301)
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(173)	(188)
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(113)	(119)
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(220)	(220)
Contractual service margin (CSM) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	5	15
Contractual service margin (CSM) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(2)	(2)
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)		2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1	2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1	2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1	2
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	3	5
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2	3
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)		1
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(1)
Contractual service margin (CSM) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(1,340)	(1,315)	$ (1,199)
Contractual service margin (CSM) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(179)	(124)
Contractual service margin (CSM) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(132)	(109)
Contractual service margin (CSM) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(102)	(98)
Contractual service margin (CSM) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(84)	(87)
Contractual service margin (CSM) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(73)	(78)
Contractual service margin (CSM) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(265)	(296)
Contractual service margin (CSM) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(171)	(185)
Contractual service margin (CSM) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	(113)	(118)
Contractual service margin (CSM) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ (221)	$ (220)